SCHEDULE OF NON DERIVATIVE FINANCIAL LIABILITIES (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current trade payables		$ 1,841,297	$ 2,350,888
Other current payables		778,114	978,536
Borrowings	[1]	10,352,990	12,819,230
Other borrowings	[2]	1,130,141	664,479
Other liabilities		13,442,674	17,322,288
Lease liabilities		583,445	198,268
Lease liabilities		698,327	211,742
Financial liabilities at amortised cost		28,243,543	34,347,163
On Demand Or Within One Year [Member]
IfrsStatementLineItems [Line Items]
Current trade payables		1,841,297	2,350,888
Other current payables		778,114	978,536
Borrowings		10	12,285,470
Other borrowings		1,130,141	664,479
Other liabilities		1,142,024	5,021,638
Lease liabilities		163,912	70,143
Financial liabilities at amortised cost		15,369,375	21,371,154
One To Two Years [Member]
IfrsStatementLineItems [Line Items]
Current trade payables
Other current payables
Borrowings		39,103	486,964
Other borrowings
Other liabilities		12,300,650
Lease liabilities		160,407	45,291
Financial liabilities at amortised cost		12,500,160	532,255
Two To Five Years [Member]
IfrsStatementLineItems [Line Items]
Current trade payables
Other current payables
Borrowings			46,796
Other borrowings
Other liabilities			12,300,650
Lease liabilities		374,008	96,308
Financial liabilities at amortised cost		$ 374,008	$ 12,443,754

[1]	Bank borrowings carry a weighted average effective interest rate at 5% (2023: 6%).
[2]	Included in other borrowings, an aggregate loan balance from related parties of USD425,255 (2023: USD536,530) was unsecured, interest-free or interest bearing at 8% p.a. (2023: 7.5% p.a.). A principal amount of USD704,886 (2023: USD127,949) was unsecured and interest bearing at 6% to 7.2% p.a. All these balances were repayable within one year after the end of the reporting period.